Redeemable Noncontrolling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	$ 10,423
Sale of a subsidiary with redeemable noncontrolling interests	4,395	$ 2,479	$ 0
Exercises of redeemable noncontrolling interests	2,541	966
Ending balance	12,244	10,423
Redeemable Noncontrolling Interest [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	81,806	0
Acquired through acquisitions	23,594	97,510
Sale of a subsidiary with redeemable noncontrolling interests	666	2,196
Redemption value mark-up for the current period	2,097	2,848
Exercises of redeemable noncontrolling interests	(13,632)	(14,673)
Exercises of redeemable noncontrolling interests	(753)	(6,075)
Impact of foreign exchange translation	(126)
Measurement period adjustments	5,391
Ending balance	$ 99,043	$ 81,806	$ 0